Borrowing And Financing - Long-term Debt Maturity (Detail) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	R$ 31,314,063
Discount debt	13,401,195
Debt issuance costs	12,507
2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	3,953
Discount debt	887,351
Debt issuance costs	1,811
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	970
Discount debt	887,351
Debt issuance costs	1,811
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	313,181
Discount debt	887,351
Debt issuance costs	1,811
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	773,745
Discount debt	884,980
Debt issuance costs	1,811
2025 and thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	30,222,214
Discount debt	9,854,162
Debt issuance costs	R$ 5,263